OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,114	$ 1,717
Government authorities	2,320	1,914
Advances to suppliers	303	454
Employees	20	36
Others	442	389
Total other accounts receivable and prepaid expenses	$ 5,199	$ 4,510